Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Non-PRC	$(258)	$(421)	$(472)
PRC	12,751	13,049	9,897
Total	$12,493	$12,628	$9,425

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Current income tax expense	$1,077	$796	$361
Deferred income tax expense	589	1,524	1,238
Total income tax expense	$1,666	$2,320	$1,599

Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rates (a)	(10.8)%	(6.2)%	(2.8)%
Eligible additional deduction (b)	(2.4)%	(3.5)%	(3.3)%
Impact of different tax rates in other jurisdictions	0.5%	0.8%	1.3%
Non-taxable and exemptions	0.0%	(0.3)%	(3.3)%
Permanent differences (c)	1.0%	2.6%	0.1%
Effective income tax rate	13.3%	18.4%	17.0%

(a)	Preferential tax rates for small and micro low-profit and high-tech entities.

(b)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.

(c)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of December 31, 2024	As of December 31, 2023

Deferred tax assets:
Net operating losses carryforward	$280	$609
Allowance for credit losses	791	913
Deferred income (a)	256	267
Intangible assets (b)	193	155
Operating lease liabilities	1,806	4,303
Total deferred tax assets	3,326	6,247
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	3,326	6,247
Net off against deferred tax liabilities	(1,892)	-
Net deferred tax assets	$1,434	$6,247

Deferred tax liabilities:
Property and equipment (c)	$41	$-
Operating lease right-of-use assets	1,904	4,254
Deferred tax liabilities	1,945	4,254
Net off against deferred tax assets	(1,892)	-
Net deferred tax liabilities	$53	$4,254

(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

(c)	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.

Schedule of Tax Payable	Tax payable consisted of the following:
	As of December 31, 2024	As of December 31, 2023

Value-added tax payable	$1,879	$1,665
Income tax payable	821	343
Other taxes payable	317	270
Total	$3,017	$2,278